Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Loss
Net loss	$ (103,679)	$ (71,286)	$ (22,963)
Other comprehensive (loss)/income
Foreign currency translation (loss)/gain	(4,331)	(6,626)	10,964
Total comprehensive loss	(108,010)	(77,912)	(11,999)
Less: Comprehensive income attributable to non-controlling interests	(1,620)	(2,566)	(5,033)
Total comprehensive loss attributable to the Company	$ (109,630)	$ (80,478)	$ (17,032)